PRUDENTIAL INVESTMENT PORTFOLIOS 12

Gateway Center Three, 4th floor
100 Mulberry Street

Newark, New Jersey 07102-4077

September 30, 2010

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:     Prudential Investment Portfolios 12 (formerly, “Prudential

Global Real Estate Fund”)
Post-Effective Amendment No. 19 to the Registration Statement
under the Securities Act of 1933 (No. 333-42705) and
Amendment No. 20 to the Registration Statement under
the Investment Company Act of 1940 (No. 811-08565)

Dear Sir or Madam:

On behalf of the Prudential Investment Portfolios 12 (the “RIC”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 19 to the Registration Statement under the 1933 Act and Amendment No. 20 to the Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act solely for the purpose of adding a new, second series to the RIC. The new series is Prudential US Real Estate (the “Fund”). The Amendment is not intended to amend the RIC’s current prospectus (“Current Prospectus”) or current statement of additional information (“Current SAI”), each dated May 27, 2010, which pertain to the RIC’s current series, which is named Prudential Global Real Estate Fund. The RIC was previously named Prudential Global Real Estate Fund, but changed its name to Prudential Investment Portfolios 12 by an Amended Certificate of Trust filed September 28, 2010 with the Secretary of State of Delaware and which is included as an exhibit to this Amendment. The name of the current series, Prudential Global Real Estate Fund, is unchanged.

The RIC intends to file a subsequent post-effective amendment on or before December 21, 2010 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith. The RIC expects to amend the Current Prospectus and Current SAI in May 2011 by post-effective amendment filed pursuant to Rule 485(b) under the 1933Act, which amendment will include updated financial information for the fiscal year ended March 31, 2011 for Prudential Global Real Estate Fund as well as other general, non-material updates.

     The Fund’s investment objective is to seek capital appreciation and income. The Fund seeks to achieve its investment objective by investing in investments whose price will increase over time and which will pay the Fund dividends and other income. The Fund will normally invest at least 80% of its investable assets (net assets plus any borrowings made for investment purposes) in equity-related securities of real estate companies operating in the United States, principally real estate investment trusts (“REITs”). The Fund may invest up to 20% of its investable assets in other securities, including equity-related securities of foreign real estate companies. The Fund is a non-diversified series of the RIC, which means it may invest in a smaller number of issuers than a diversified fund. The Fund concentrates its investments (i.e., invests at least 25% of its total assets) in the real estate sector.

The Fund considers a real estate company as a company that derives at least at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or a company that has at least 50% of its assets in these types of real estate.

The Fund considers “U.S. companies” to be companies (i) organized in the United States, or (ii) for which at least 50% of their actual or anticipated revenues or profits are generated in, their assets are located in, or their services or products are provided or sold in, the United States, or (iii) which trade principally in a U.S. market.

To assist you with the review of the Amendment, we note that much of the non-investment related information set forth in certain sections of the Preliminary Prospectus and the Preliminary Statement of Additional Information of the Fund is substantially similar to the information set forth in certain comparable sections of the Current Prospectus and the Current SAI. Additionally, we note that the staff recently reviewed the following registration statements, which are collectively referred to herein as the “Prior Registration Statements”:

•	post-effective amendment No. 18 to the registration statement of the RIC, which went effective on May 27, 2010 (the “Prior RIC Registration Statement”); and

•	post-effective amendment No. 33 to the registration statement of Prudential Muni High Income Fund, which went effective on June 30, 2010.

The following sections of Fund’s prospectus contained in the Amendment include disclosure that is substantially similar to the disclosure contained in the Prior Registration Statements except as noted:

•

“Summary Section – Fees and Expenses, Example, The Fund’s Past Performance, Buying and Selling Fund Shares, Tax Information and Financial Intermediary Compensation” are substantially similar to the Prior Registration Statements (except with respect to fund specific fee information or other calculations);

•	“Other Investments and Strategies” and “Investment Risks” are substantially similar to the Prior Registration Statements;

•	“How the Fund is Managed” is substantially similar to the Prior RIC Registration Statement;

•

“Distributor,” “Disclosure of Portfolio Holdings,” “Distributions,” “Tax Issues,” “If You Sell Or Exchange Your Shares” and “How to Buy, Sell or Exchange Shares of the Fund” are substantially similar to the Prior Registration Statements; and

•	“Financial Highlights” are substantially similar to the Prior RIC Registration Statement as they relate to a new fund.

The Fund’s statement of additional information contained in the Amendment includes disclosure that is either substantially similar or identical to the disclosure contained in the Prior Registration Statements.

The Amendment contains all applicable Staff comments to the Prior Registration Statements noted above. Since the Amendment is substantially similar to the Prior Registration Statements of mutual funds in the same fund complex that were recently reviewed by the Staff and declared effective by the Staff, we request that the Amendment receives “limited review” as deemed necessary by the Staff.

The Amendment is designated to go effective on December 21, 2010 and we would appreciate receiving the Staff’s comments, if any, on or about December 1, 2010.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-367-1495. Thank you for your assistance in this matter.

                                   Very truly yours,

                                   /s/ Katherine P. Feld

                                   Katherine P. Feld

                                   Vice President and Corporate Counsel Prudential Investments LLC